Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of reporting periods, total compensation paid to directors and the executives of bladex
Related parties of the Bank comprise of directors and key management personnel. Total compensation paid to them is as detailed below:

	December 31,
	2025	2024	2023
Expenses:
Compensation costs to directors	2,854	2,391	1,910
Compensation costs to key management personnel	13,801	11,461	8,067